UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Municipal Funds

Legg Mason Partners New York Municipals Fund

FORM N-Q

JUNE 30, 2006

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.7%
Education - 23.4%
$2,755,000	Aaa(a)	Albany, NY, IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,905,092
		Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,055,420
3,615,000	AAA	5.250% due 8/1/31	3,793,111
		Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	AA-	5.000% due 7/1/23	2,322,225
2,000,000	AA-	5.000% due 7/1/33	2,029,420
		New York State Dormitory Authority Revenue:
1,000,000	AA-	4201 School Program, 5.000% due 7/1/18	1,025,960
		City University Systems:
14,000,000	AAA	2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16	14,556,360
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	17,637,881
5,825,000	AAA	Series A, FGIC-TCRS-Insured, 5.625% due 7/1/16 (c)	6,471,225
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	7,563,640
1,785,000	A1(a)	Series C, 7.500% due 7/1/10	1,904,702
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,050,260
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,097,100
		Refunding:
7,960,000	AA+	Cornell University, Series A, 5.000% due 7/1/35	8,135,757
1,610,000	Aaa(a)	Siena College, MBIA-Insured, 5.000% due 7/1/19	1,688,697
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28	10,534,968
765,000	AA-	Series B, 7.500% due 5/15/11	846,235
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,187,812
		State University Educational Facility:
		Series A:
12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (c)	13,761,441
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,234,995
5,000,000	AAA	Series B, FGIC-Insured, 5.250% due 5/15/19	5,418,800
3,000,000	Aaa(a)	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,085,860
2,300,000	AAA	University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/27	2,340,687
690,000	AAA	Unrefunded Balance, University of Rochester, Series A, MBIA-Insured, 5.000% due 7/1/16	711,024
2,500,000	AAA	Willow Towers Inc., MBIA-Insured, 5.400% due 2/1/34	2,622,400
		Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	A	Series A, 5.125% due 8/1/29	5,575,035
5,820,000	A	Series B, 5.125% due 8/1/27	5,982,203
		Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
2,000,000	Aaa(a)	5.375% due 12/1/19	2,123,540
1,725,000	Aaa(a)	5.000% due 7/1/22	1,776,198
3,000,000	Aaa(a)	5.450% due 12/1/29	3,178,560
2,390,000	Aaa(a)	5.625% due 7/1/31	2,597,548
		Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	Aaa(a)	5.000% due 6/15/25	1,471,589
700,000	Aaa(a)	5.000% due 6/15/26	722,841

		Total Education	149,408,586

Escrowed to Maturity (d) - 1.2%
690,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	753,756

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Escrowed to Maturity (d) - 1.2% (continued)
$1,655,000	AAA	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, 5.250% due 7/1/17	$1,718,370
4,980,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, Call 6/15/08 @ 101, 5.000% due 6/15/16	5,025,916

		Total Escrowed to Maturity	7,498,042

Finance - 1.0%
5,000,000	AAA	New York State LGAC, Series B, MBIA-Insured, 4.875% due 4/1/20	5,116,500
1,260,000	BBB-	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	1,297,649

		Total Finance	6,414,149

General Obligation - 0.9%
4,505,000	Aaa(a)	North Hempstead, NY, GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,694,435
1,000,000	AAA	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, 5.000% due 6/1/19	1,039,660

		Total General Obligation	5,734,095

Government Facilities - 2.2%
		New York State Urban Development Corp. Revenue:
7,000,000	AA-	Correctional & Youth Facilities, Series A, 5.500% due 1/1/11 (e)	7,394,870
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,105,571
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,336,300

		Total Government Facilities	13,836,741

Hospitals - 4.6%
1,620,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home,
		GNMA, 5.200% due 10/20/24	1,687,700
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,096,690
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,134,431
3,750,000	AAA	5.125% due 2/15/23	3,874,237
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	5,123,200
		Mental Health Services Facilities, Series B:
40,000	AA-	5.000% due 2/15/18	40,818
		Unrefunded Balance:
4,180,000	AA-	5.625% due 2/15/21	4,299,548
190,000	AAA	5.250% due 8/15/30	197,157
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,573,065
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,083,380
		New York State Medical Care Facilities:
2,500,000	B	Finance Agency Revenue, Central Suffolk Hospital Mortgage Project, Series A, 6.125% due 11/1/16	2,503,950
		Series B:
890,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	891,620
2,760,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	2,791,188

		Total Hospitals	29,296,984

Housing: Multi-Family - 2.9%
		New York City, NY, HDC:
1,191,728	NR	Cadman Project, FHA, 6.500% due 11/15/18	1,243,091
960,747	NR	Kelly Project, 6.500% due 2/15/18	1,003,693
5,000,000	AA	MFH Revenue, Series A, 5.100% due 11/1/24	5,122,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family -2.9% (continued)
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc.,
		FNMA:
$1,000,000	AAA	6.375% due 8/1/20 (c)	$1,099,230
1,470,000	AAA	6.500% due 8/1/25	1,620,381
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1(a)	7.000% due 8/15/12 (f)	495,730
500,000	Aa1(a)	7.050% due 8/15/24 (f)	500,420
6,870,000	Aa1(a)	Series B, SONYMA-Insured, 6.250% due 8/15/29 (f)	7,014,820
135,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	135,080
530,000	A2(a)	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	532,003

		Total Housing: Multi-Family	18,767,148

Housing: Single-Family - 2.1%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,745,000	Aa1(a)	Series 65, 5.850% due 10/1/28 (f)	2,811,237
4,730,000	Aa1(a)	Series 67, 5.800% due 10/1/28 (f)	4,815,282
6,000,000	Aa1(a)	Series 71, 5.350% due 10/1/18 (f)	6,119,820

		Total Housing: Single-Family	13,746,339

Industrial Development - 2.1%
2,250,000	BBB	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (f)	2,308,252
365,000	NR	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	383,133
		Onondaga County, NY, IDA:
750,000	AA	Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18	779,528
8,000,000	A+	Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (f)	8,796,720
1,410,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,445,772

		Total Industrial Development	13,713,405

Life Care Systems - 1.6%
		New York State Dormitory Authority Revenue Bonds, FHA-Insured:
3,745,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	3,852,781
1,500,000	AAA	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,551,690
3,215,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,285,055
1,250,000	AAA	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,252,237

		Total Life Care Systems	9,941,763

Pollution Control - 0.8%
		New York State Environmental Facilities Corp.:
1,060,000	AAA	Clean Water & Drinking Revolving Funds, Series C, 5.000% due 6/15/16	1,091,811
		State Water Revolving Fund, Series A:
120,000	AAA	7.500% due 6/15/12	126,883
805,000	AAA	GIC-Societe Generale, 7.250% due 6/15/10	806,199
1,000,000	AAA	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,094,350

1,710,000	CCC+	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,711,813

		Total Pollution Control	4,831,056

Pre-Refunded (g) - 40.8%
1,000,000	AAA	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, FGIC-Insured, Call 7/1/06 @ 102, 6.100% due 7/1/26	1,020,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (g) - 40.8% (continued)
$18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, Call 6/1/08 @ 101, 5.250% due 12/1/26 (b)	$19,332,133
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A, FSA-Insured, Call 10/1/14 @ 100:
2,290,000	AAA	5.125% due 4/1/19	2,455,819
4,500,000	AAA	5.250% due 4/1/23	4,864,860
		Transit Facilities Revenue:
5,000,000	AAA	Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19	5,290,350
10,000,000	AAA	Series A, MBIA-Insured, Call 7/1/07 @ 101.50, 5.625% due 7/1/25	10,328,300
11,000,000	AAA	Metropolitan Transportation Authority of New York, Dedicated Tax Fund, Series A, FGIC-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23	11,711,260
5,000,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19	5,315,000
		New York City, NY:
2,595,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority,
		Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30	2,784,098
		Municipal Water Finance Authority, Water & Sewer System Revenue:
16,000,000	AAA	Call 6/15/10 @ 101, 5.500% due 6/15/33	17,070,080
1,000,000	AAA	FSA-Insured, Call 6/15/07 @ 101, 5.250% due 6/15/29	1,023,760
1,565,000	AA+	Series B, Call 6/15/10 @ 101, 6.000% due 6/15/33	1,697,994
10,000,000	AAA	TFA Revenue, Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29	10,652,000
20,000,000	AAA	Transit Authority, Metropolitan Transportation Authority, Series A,
		AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (b)	21,053,600
		New York State Dormitory Authority Revenue:
		City University Systems:
6,000,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31	6,349,860
4,500,000	AAA	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28	4,645,845
2,000,000	AAA	Columbia University, Call 7/1/08 @ 101, 5.000% due 7/1/18	2,064,820
		Court Facilities, City of New York Issue:
3,000,000	AAA	AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30	3,223,830
5,000,000	A+	Call 5/15/10 @101, 6.000% due 5/15/39	5,408,050
		Mental Health Services Facilities:
		Series B:
2,820,000	AA-	Call 2/15/07 @ 102, 5.625% due 2/15/21	2,906,348
2,460,000	AA-	Call 2/15/08 @ 102, 5.000% due 2/15/18	2,552,644
2,410,000	AAA	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30	2,533,248
		State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	AAA	5.500% due 7/1/26	1,071,860
1,000,000	AAA	5.500% due 7/1/27	1,071,860
12,000,000	AAA	5.100% due 7/1/31	12,646,680
		State University Educational Facility:
12,750,000	AAA	Series A, FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27	13,558,605
5,000,000	AAA	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30	5,328,650
3,225,000	AAA	University of Rochester, Series A, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/16	3,329,522
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
295,000	AAA	5.250% due 4/15/17	307,393
400,000	AAA	5.250% due 4/15/18	416,804
		New York State Thruway Authority, Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A, Call 4/1/11 @ 101:
3,410,000	AAA	5.000% due 4/1/19	3,598,982
2,000,000	AAA	5.000% due 4/1/20	2,110,840
2,500,000	AAA	5.000% due 4/1/21	2,638,550
15,000,000	AAA	Series B, Call 4/1/09 @ 101, 5.000% due 4/1/19	15,570,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pre-Refunded (g) - 40.8% (continued)
$4,000,000	AAA	Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18	$4,256,320
		New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29	6,990,126
18,400,000	AAA	Series D, FSA-Insured, Call 1/1/11@ 100, 5.250% due 1/1/30 (b)	19,413,104
3,740,000	BBB-	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29	4,021,360
		Triborough Bridge & Tunnel Authority:
10,125,000	AAA	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30	11,231,662
3,500,000	AA-	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28	3,835,650
4,200,000	AAA	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19	4,589,718

		Total Pre-Refunded	260,271,885

Public Facilities - 2.0%
		New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,183,700
9,000,000	AAA	Series D, 5.125% due 7/1/31	9,301,770
345,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	361,577

		Total Public Facilities	12,847,047

Tobacco - 0.3%
2,000,000	AA-	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,124,760

Transportation - 5.0%
750,000	BBB+	Albany, NY, Parking Authority, Series A, 5.625% due 7/15/25	793,560
5,000,000	AA-	New York State Thruway Authority, General Revenue, Series E, 5.000% due 1/1/25	5,100,400
		Port Authority of New York & New Jersey:
7,250,000	AA-	109th Series, 5.375% due 1/15/32	7,377,527
12,000,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (f)	12,172,920
		Triborough Bridge & Tunnel Authority:
945,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,000,434
5,200,000	AAA	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,448,352

		Total Transportation	31,893,193

Utilities - 0.7%
		New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project RIBS, Series B, 9.868% due 7/1/26 (f)(h)(i)	3,199,980
1,500,000	NR	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (f)	1,503,015

		Total Utilities	4,702,995

Water & Sewer - 5.1%
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
2,750,000	AAA	FSA-Insured, 5.000% due 6/15/29	2,807,035
		Series B:
5,205,000	AAA	FGIC-Insured, 5.125% due 6/15/30	5,299,575
990,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	1,069,982
		Series D:
5,000,000	AA+	5.250% due 6/15/25	5,260,000
2,375,000	AAA	MBIA-Insured, 5.000% due 6/15/15	2,447,627
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32	8,694,820
		Series B:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water & Sewer - 5.1% (continued)
$965,000	AAA	5.250% due 4/15/17	$1,007,952
2,490,000	AAA	5.250% due 10/15/17	2,600,830
1,340,000	AAA	5.250% due 4/15/18	1,395,034
1,880,000	AAA	5.250% due 10/15/18	1,951,346

		Total Water & Sewer	32,534,201

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $578,433,530)	617,562,389

SHORT-TERM INVESTMENTS(j) - 1.1%
Finance - 1.0%
		New York City, NY, TFA:
4,100,000	A-1+	Future Tax Secured, Series C, SPA-Bayerische Landesbank, 3.950%, 7/3/06	4,100,000
		New York City Recovery Project Revenue:
955,000	A-1+	Series 1, Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.950%, 7/3/06	955,000
900,000	A-1+	Series 3, Subordinated Series 3-E, SPA-Landesbank Baden- Wurttemberg, 4.000%, 7/3/06	900,000

		Total Finance	5,955,000

General Obligation - 0.1%
800,000	A-1	New York City, NY, GO, Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 3.920%, 7/3/06	800,000

Water and Sewer - 0.0%
200,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 4.020%, 7/3/06	200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,955,000)	6,955,000

		TOTAL INVESTMENTS - 97.8% (Cost - $585,388,530#)	624,517,389
		Other Assets in Excess of Liabilities - 2.2%	13,859,043

		TOTAL NET ASSETS - 100.0%	$638,376,432

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Maturity date shown represents the mandatory tender date.
(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.
(i)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GIC — Guaranteed Investment Contract
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
IBC — Insured Bond Certificates
IDA — Industrial Development Authority
LGAC — Local Government Assistance Corporation
LIQ — Liquidity Facility
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
RIBS — Residual Interest Bonds
SONYMA — State of New York Mortgage Association
SPA — Standby Bond Purchase Agreement
TCRS — Transferable Custodial Receipts
TFA — Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (“Trust”), a Massachusetts business trust. The Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,383,727
Gross unrealized depreciation	(254,868)

Net unrealized appreciation	$39,128,859

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	595	9/06	$63,606,872	$63,460,474	$146,398

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

By	/s/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date: August 29, 2006